Fair Value (Fair Value By Level) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Assets:
Available for sale debt securities	$ 3,411,350,000	$ 4,124,184,000
Equity Securities	5,937,000	27,886,000
Marketable Securities	3,418,487,000	4,154,470,000
Assets/liabilities measured at fair value | Residential mortgage-backed securities
Assets:
Available for sale debt securities	3,223,010,000	3,891,233,000
Assets/liabilities measured at fair value | Obligations of states and political subdivisions
Assets:
Available for sale debt securities	188,340,000	232,951,000
Assets/liabilities measured at fair value | Equity securities with readily determinable fair values
Assets:
Equity Securities		27,886,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Marketable Securities	5,937,000	27,886,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities with readily determinable fair values
Assets:
Equity Securities	5,937,000	27,886,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Assets:
Marketable Securities	3,411,350,000	4,124,184,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available for sale debt securities	3,223,010,000	3,891,233,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities	188,340,000	232,951,000
Measured on a recurring basis: | Assets/liabilities measured at fair value
Assets:
Marketable Securities	3,417,287,000	4,152,070,000
Measured on a recurring basis: | Assets/liabilities measured at fair value | Residential mortgage-backed securities
Assets:
Available for sale debt securities	3,223,010,000	3,891,233,000
Measured on a recurring basis: | Assets/liabilities measured at fair value | Obligations of states and political subdivisions
Assets:
Available for sale debt securities	188,340,000	232,951,000
Measured on a recurring basis: | Assets/liabilities measured at fair value | Equity securities with readily determinable fair values
Assets:
Equity Securities	$ 5,937,000	$ 27,886,000